Property, Plant and Equipment (Changes in the Liability for Generation of AROs) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1	$ 8.0	$ 8.2
Accretion expense		0.1
Settlements	(3.3)	(0.3)
Balance at December 31	$ 4.7	$ 8.0